UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.5%
American Axle & Manufacturing Holdings Inc.	50,900	$388,367	*
Dana Holding Corp.	94,800	995,400	*
Motorcar Parts of America Inc.	1,900	15,637	*
Shiloh Industries Inc.	8,890	79,743
Standard Motor Products Inc.	67,281	872,635
Tenneco Inc.	31,600	809,276	*

Total Auto Components		3,161,058

Distributors - 0.2%
Core-Mark Holding Co. Inc.	16,920	518,259	*

Diversified Consumer Services - 0.9%
Capella Education Co.	6,400	181,632	*
Coinstar Inc.	23,700	948,000	*
Lincoln Educational Services Corp.	41,900	338,971
Sotheby’s Holdings Inc.	13,400	369,438

Total Diversified Consumer Services		1,838,041

Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos Inc.	54,135	868,867
CEC Entertainment Inc.	34,647	986,400
Churchill Downs Inc.	2,300	89,769
Cracker Barrel Old Country Store Inc.	21,200	849,696
Krispy Kreme Doughnuts Inc.	44,600	304,172	*
Papa John’s International Inc.	19,572	594,989	*
Ruby Tuesday Inc.	91,900	658,004	*
Town Sports International Holdings Inc.	39,100	283,866	*
Vail Resorts Inc.	9,200	347,668

Total Hotels, Restaurants & Leisure		4,983,431

Household Durables - 0.1%
Helen of Troy Ltd.	11,200	281,344	*

Internet & Catalog Retail - 0.2%
Nutri/System Inc.	34,700	420,217

Leisure Equipment & Products - 1.0%
Brunswick Corp.	32,500	456,300
Leapfrog Enterprises Inc.	124,022	417,954	*
Polaris Industries Inc.	24,900	1,244,253

Total Leisure Equipment & Products		2,118,507

Media - 0.7%
Ballantyne Strong Inc.	50,400	155,232	*
Dex One Corp.	45,828	25,664	*
Journal Communications Inc.	41,979	124,678	*
Lions Gate Entertainment Corp.	76,300	526,470	*
Scholastic Corp.	21,350	598,440

Total Media		1,430,484

Multiline Retail - 0.7%
Bon-Ton Stores Inc.	22,400	111,328
Dillard’s Inc., Class A Shares	16,000	695,680
Saks Inc.	78,200	684,250	*

Total Multiline Retail		1,491,258

Specialty Retail - 4.1%
Aaron’s Inc.	15,465	390,491
Aeropostale Inc.	70,742	764,721	*
Ann Inc.	52,900	1,208,236	*
Ascena Retail Group Inc.	36,070	976,415	*
Big 5 Sporting Goods Corp.	14,930	90,774
Children’s Place Retail Stores Inc.	16,020	745,411	*
Collective Brands Inc.	38,400	497,664	*
Cost Plus Inc.	49,200	309,960	*
Express Inc.	39,700	805,513
Finish Line Inc., Class A Shares	59,400	1,187,406
Kirkland’s Inc.	7,797	71,499	*
OfficeMax Inc.	39,700	192,545	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Specialty Retail - 4.1% (continued)
Pep Boys- Manny, Moe, & Jack	26,868	$265,187
Rent-A-Center Inc.	41,291	1,133,438
Sonic Automotive Inc.	21,299	229,816

Total Specialty Retail		8,869,076

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s Inc.	21,530	657,526	*
Cherokee Inc.	7,900	101,515
Crocs Inc.	19,200	454,464	*
Iconix Brand Group Inc.	61,300	968,540	*
Warnaco Group Inc.	24,100	1,110,769	*

Total Textiles, Apparel & Luxury Goods		3,292,814

TOTAL CONSUMER DISCRETIONARY		28,404,489

CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Boston Beer Co. Inc., Class A Shares	5,900	428,930	*
Coca-Cola Bottling Company Consolidated	900	49,914

Total Beverages		478,844

Food & Staples Retailing - 1.0%
Casey’s General Stores Inc.	18,500	807,525
Nash Finch Co.	11,400	307,002
Pantry Inc.	28,050	340,246	*
Spartan Stores Inc.	39,974	618,798

Total Food & Staples Retailing		2,073,571

Food Products - 1.5%
B&G Foods Inc.	73,400	1,224,312
Dole Food Co. Inc.	30,710	307,100	*
Fresh Del Monte Produce Inc.	42,700	990,640
Smart Balance Inc.	108,000	637,200	*

Total Food Products		3,159,252

Personal Products - 1.1%
Nu Skin Enterprises Inc., Class A Shares	53,165	2,154,246
USANA Health Sciences Inc.	8,800	242,000	*

Total Personal Products		2,396,246

TOTAL CONSUMER STAPLES		8,107,913

ENERGY - 5.8%
Energy Equipment & Services - 2.6%
Cal Dive International Inc.	79,000	150,890	*
Complete Production Services Inc.	70,900	1,336,465	*
Dawson Geophysical Co.	5,502	129,737	*
Global Geophysical Services Inc.	5,000	39,850	*
Matrix Service Co.	28,600	243,386	*
Newpark Resources Inc.	194,200	1,182,678	*
RPC Inc.	33,655	549,250
Tesco Corp.	29,060	337,096	*
TETRA Technologies Inc.	33,300	257,076	*
Tetra Technology Inc.	74,525	1,396,598	*

Total Energy Equipment & Services		5,623,026

Oil, Gas & Consumable Fuels - 3.2%
CVR Energy Inc.	114,949	2,430,022	*
Patriot Coal Corp.	25,600	216,576	*
Rosetta Resources Inc.	27,360	936,259	*
Stone Energy Corp.	75,600	1,225,476	*
VAALCO Energy Inc.	135,102	656,596	*
Western Refining Inc.	112,900	1,406,734	*

Total Oil, Gas & Consumable Fuels		6,871,663

TOTAL ENERGY		12,494,689

FINANCIALS - 19.5%
Capital Markets - 0.3%
American Capital Ltd.	89,500	610,390	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Capital Markets - 0.3% (continued)
BGC Partners Inc., Class A Shares	11,900	$71,757

Total Capital Markets		682,147

Commercial Banks - 4.4%
Bank of Marin Bancorp	1,400	46,256
Bank of the Ozarks Inc.	51,020	1,067,849
Cathay General Bancorp	43,100	490,478
City Holding Co.	14,864	401,179
Community Bank System Inc.	33,800	766,922
Community Trust Bancorp Inc.	8,600	200,294
CVB Financial Corp.	72,370	556,525
First Financial Bancorp	17,600	242,880
FNB Corp.	70,500	604,185
Investors Bancorp Inc.	11,800	149,034	*
Lakeland Financial Corp.	12,870	265,894
NBT Bancorp Inc.	37,080	690,430
Southside Bancshares Inc.	4,050	72,940
SVB Financial Group	1,000	37,000	*
Texas Capital Bancshares Inc.	64,700	1,478,395	*
UMB Financial Corp.	38,810	1,245,025
Webster Financial Corp.	32,400	495,720
Wesbanco Inc.	20,700	358,317
Western Alliance Bancorp	76,150	417,302	*

Total Commercial Banks		9,586,625

Consumer Finance - 2.6%
Cash America International Inc.	60,243	3,082,032
DFC Global Corp.	29,435	643,155	*
EZCORP Inc., Class A Shares	64,900	1,852,246	*

Total Consumer Finance		5,577,433

Diversified Financial Services - 0.1%
Portfolio Recovery Associates Inc.	2,500	155,550	*

Insurance - 4.0%
American Equity Investment Life Holding Co.	166,980	1,461,075
AmTrust Financial Services Inc.	53,000	1,179,780
CNO Financial Group Inc.	393,325	2,127,888	*
Delphi Financial Group, Class A Shares	37,108	798,564
Enstar Group Ltd.	1,700	161,891	*
Flagstone Reinsurance Holdings SA	64,466	499,612
Montpelier Re Holdings Ltd.	44,940	794,539
National Financial Partners Corp.	78,600	859,884	*
National Interstate Corp.	5,950	130,781
Tower Group Inc.	25,100	573,786

Total Insurance		8,587,800

Real Estate Investment Trusts (REITs) - 7.5%
Agree Realty Corp.	10,620	231,304
American Capital Agency Corp.	25,370	687,527
Anworth Mortgage Asset Corp.	172,050	1,169,940
Ashford Hospitality Trust	91,920	645,278
Capstead Mortgage Corp.	80,100	924,354
CBL & Associates Properties Inc.	101,700	1,155,312
Cousins Properties Inc.	171,039	1,000,578
CubeSmart	77,240	658,857
DCT Industrial Trust Inc.	257,924	1,132,286
Extra Space Storage Inc.	63,700	1,186,731
FelCor Lodging Trust Inc.	75,460	175,822	*
Getty Realty Corp.	37,000	533,540
Gladstone Commercial Corp.	9,500	148,960
Hatteras Financial Corp.	49,590	1,247,685
Home Properties Inc.	26,600	1,509,816
Invesco Mortgage Capital Inc.	53,700	758,781
MFA Mortgage Investments Inc.	70,400	494,208
National Retail Properties Inc.	34,800	935,076
Newcastle Investment Corp.	136,000	553,520
NorthStar Realty Finance Corp.	233,230	769,659

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 7.5% (continued)
PS Business Parks Inc.	4,000	$198,160

Total Real Estate Investment Trusts (REITs)		16,117,394

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	109,600	842,824
First Defiance Financial Corp.	6,787	90,946	*
Provident New York Bancorp	47,980	279,244

Total Thrifts & Mortgage Finance		1,213,014

TOTAL FINANCIALS		41,919,963

HEALTH CARE - 13.5%
Biotechnology - 2.4%
Cubist Pharmaceuticals Inc.	85,801	3,030,491	*
Enzon Pharmaceuticals Inc.	18,700	131,648	*
Neurocrine Biosciences Inc.	53,400	319,332	*
Onyx Pharmaceuticals Inc.	12,900	387,129	*
PDL BioPharma Inc.	167,450	929,348
SciClone Pharmaceuticals Inc.	101,680	387,401	*

Total Biotechnology		5,185,349

Health Care Equipment & Supplies - 3.1%
Invacare Corp.	101,436	2,337,085
Kensey Nash Corp.	34,040	833,980	*
Natus Medical Inc.	4,200	39,942	*
Sirona Dental Systems Inc.	30,050	1,274,421	*
STERIS Corp.	65,259	1,910,131
Wright Medical Group Inc.	19,100	341,508	*

Total Health Care Equipment & Supplies		6,737,067

Health Care Providers & Services - 3.8%
Almost Family Inc.	3,900	64,857	*
Amedisys Inc.	26,771	396,746	*
AMERIGROUP Corp.	12,155	474,167	*
Centene Corp.	15,600	447,252	*
Five Star Quality Care Inc.	42,481	106,202	*
Healthspring Inc.	90,600	3,303,276	*
Magellan Health Services Inc.	17,100	825,930	*
Molina Healthcare Inc.	44,370	685,073	*
PharMerica Corp.	56,500	806,255	*
Radnet Inc.	19,500	47,580	*
Universal American Corp.	38,840	390,730
WellCare Health Plans Inc.	13,900	527,922	*

Total Health Care Providers & Services		8,075,990

Life Sciences Tools & Services - 0.8%
Affymetrix Inc.	61,528	301,487	*
Bio-Rad Laboratories Inc., Class A Shares	15,212	1,380,793	*

Total Life Sciences Tools & Services		1,682,280

Pharmaceuticals - 3.4%
Ista Pharmaceuticals Inc.	75,300	259,785	*
Medicines Co.	75,533	1,123,931	*
Medicis Pharmaceutical Corp., Class A Shares	41,440	1,511,731
Par Pharmaceutical Cos. Inc.	41,871	1,114,606	*
Questcor Pharmaceuticals Inc.	65,800	1,793,708	*
Santarus Inc.	110,904	309,422	*
ViroPharma Inc.	66,050	1,193,524	*

Total Pharmaceuticals		7,306,707

TOTAL HEALTH CARE		28,987,393

INDUSTRIALS - 15.8%
Aerospace & Defense - 1.7%
Ceradyne Inc.	29,900	804,011	*
Cubic Corp.	8,200	320,374
Esterline Technologies Corp.	7,300	378,432	*
GenCorp Inc.	213,045	956,572	*
HEICO Corp.	9,200	453,008

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Aerospace & Defense - 1.7% (continued)
Teledyne Technologies Inc.	13,800	$674,268	*

Total Aerospace & Defense		3,586,665

Air Freight & Logistics - 0.2%
Pacer International Inc.	63,090	236,588	*
Park-Ohio Holdings Corp.	12,700	152,527	*

Total Air Freight & Logistics		389,115

Airlines - 0.9%
Alaska Air Group Inc.	7,696	433,208	*
Hawaiian Holdings Inc.	37,407	157,483	*
JetBlue Airways Corp.	167,410	686,381	*
US Airways Group Inc.	142,400	783,200	*

Total Airlines		2,060,272

Building Products - 0.1%
AO Smith Corp.	6,400	204,992

Commercial Services & Supplies - 3.2%
Brink’s Co.	29,700	692,307
Consolidated Graphics Inc.	17,700	646,581	*
Knoll Inc.	79,500	1,089,150
M&F Worldwide Corp.	15,599	384,047	*
Multi-Color Corp.	9,037	204,146
Steelcase Inc., Class A Shares	161,700	1,020,327
Sykes Enterprises Inc.	42,800	639,860	*
TeleTech Holdings Inc.	36,800	560,832	*
Unifirst Corp.	26,240	1,188,410
Viad Corp.	22,100	375,258

Total Commercial Services & Supplies		6,800,918

Construction & Engineering - 2.0%
Dycom Industries Inc.	26,600	406,980	*
Great Lakes Dredge and Dock Co.	201,880	821,652
MasTec Inc.	74,500	1,311,945	*
Michael Baker Corp.	21,250	406,512	*
MYR Group Inc.	49,900	880,236	*
Pike Electric Corp.	34,500	233,565	*
Sterling Construction Co. Inc.	19,190	214,352	*

Total Construction & Engineering		4,275,242

Electrical Equipment - 0.1%
Franklin Electric Co. Inc.	6,700	243,076

Industrial Conglomerates - 0.4%
Standex International Corp.	6,734	209,629
Tredegar Corp.	49,689	736,888

Total Industrial Conglomerates		946,517

Machinery - 2.7%
Actuant Corp., Class A Shares	10,600	209,350
Cascade Corp.	6,300	210,357
CIRCOR International Inc.	11,500	337,755
Kadant Inc.	20,830	369,941	*
L.B. Foster Co., Class A	25,494	566,732
Miller Industries Inc.	25,100	435,485
NACCO Industries Inc., Class A Shares	10,920	692,328
Robbins & Myers Inc.	16,000	555,360
Sauer-Danfoss Inc.	20,400	589,560	*
TriMas Corp.	67,363	1,000,340	*
Twin Disc Inc.	11,400	304,038
Watts Water Technologies Inc., Class A Shares	17,727	472,425

Total Machinery		5,743,671

Professional Services - 1.4%
CRA International Inc.	2,733	54,687	*
Huron Consulting Group Inc.	22,800	709,764	*
ICF International Inc.	11,400	214,434	*
Insperity Inc.	42,400	943,400
Kelly Services Inc.	22,800	259,920

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Professional Services - 1.4% (continued)
Navigant Consulting Inc.	99,200	$919,584	*

Total Professional Services		3,101,789

Road & Rail - 2.5%
Avis Budget Group Inc.	136,596	1,320,883	*
Dollar Thrifty Automotive Group	21,000	1,182,300	*
Genesee & Wyoming Inc., Class A Shares	15,500	721,060	*
Marten Transport Ltd.	30,790	530,820
Old Dominion Freight Line Inc.	19,200	556,224	*
P.A.M. Transportation Services	1,370	13,645	*
Quality Distribution Inc.	35,316	316,785	*
Saia Inc.	13,250	139,390	*
Werner Enterprises Inc.	28,500	593,655

Total Road & Rail		5,374,762

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies Inc.	45,500	1,235,780

TOTAL INDUSTRIALS		33,962,799

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.5%
ADTRAN Inc.	28,500	754,110
Anaren Inc.	19,110	365,956	*
Calix Inc.	7,800	60,840	*
DG FastChannel Inc.	52,100	883,095	*
Emulex Corp.	45,900	293,760	*
Harmonic Inc.	100,100	426,426	*
InterDigital Inc.	9,333	434,731
Ixia	29,500	226,265	*
NETGEAR Inc.	28,693	742,862	*
Oplink Communications Inc.	21,013	318,137	*
Powerwave Technologies Inc.	505,273	869,070	*

Total Communications Equipment		5,375,252

Computers & Peripherals - 0.8%
Cray Inc.	44,140	234,383	*
Datalink Corp.	18,500	125,800	*
Electronics for Imaging Inc.	16,500	222,255	*
Intermec Inc.	59,400	387,288	*
Synaptics Inc.	34,000	812,600	*

Total Computers & Peripherals		1,782,326

Electronic Equipment, Instruments & Components - 2.8%
Aeroflex Holding Corp.	6,100	55,510	*
Anixter International Inc.	16,500	782,760
Brightpoint Inc.	97,632	899,191	*
Checkpoint Systems Inc.	23,235	315,531	*
Coherent Inc.	11,900	511,224	*
CTS Corp.	20,880	169,754
Daktronics Inc.	31,900	273,702
DDi Corp.	21,600	156,384
DTS Inc.	7,800	193,674	*
KEMET Corp.	69,600	497,640	*
MTS System Corp.	6,600	202,224
Newport Corp.	25,300	273,493	*
Pulse Electronics Corp.	65,310	186,787
Sanmina-SCI Corp.	53,200	355,376	*
SYNNEX Corp.	39,360	1,031,232	*
Vishay Precision Group Inc.	3,200	42,176	*

Total Electronic Equipment, Instruments & Components		5,946,658

Internet Software & Services - 1.2%
Keynote Systems Inc.	20,300	428,939
OpenTable Inc.	7,300	335,873	*
United Online Inc.	222,324	1,162,754
ValueClick Inc.	42,600	662,856	*

Total Internet Software & Services		2,590,422

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
IT Services - 2.6%
Acxiom Corp.	68,216	$725,818	*
CACI International Inc., Class A Shares	25,900	1,293,446	*
Ciber Inc.	220,700	668,721	*
CSG Systems International Inc.	84,840	1,072,378	*
Global Cash Access Inc.	118,380	303,053	*
ManTech International Corp., Class A Shares	9,200	288,696
Ness Technologies Inc.	51,300	392,958	*
TNS Inc.	7,900	148,520	*
VeriFone Holdings Inc.	12,600	441,252	*
Virtusa Corp.	12,000	158,400	*

Total IT Services		5,493,242

Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology Inc.	75,800	330,488	*
Amtech Systems Inc.	44,200	353,600	*
Diodes Inc.	33,800	605,696	*
DSP Group Inc.	25,400	149,860	*
Integrated Device Technology Inc.	210,435	1,083,740	*
Integrated Silicon Solutions Inc.	90,400	706,024	*
IXYS Corp.	8,000	87,040	*
Kopin Corp.	69,600	238,728	*
Kulicke & Soffa Industries Inc.	75,200	560,992	*
Microsemi Corp.	33,700	538,526	*
Photronics Inc.	247,700	1,233,546	*
RF Micro Devices Inc.	82,600	523,684	*
Sigma Designs Inc.	78,083	612,171	*
Standard Microsystems Corp.	6,600	128,040	*
Tessera Technologies Inc.	36,300	433,422	*

Total Semiconductors & Semiconductor Equipment		7,585,557

Software - 4.0%
ACI Worldwide Inc.	33,890	933,331	*
Actuate Corp.	82,500	455,400	*
Blackboard Inc.	31,300	1,397,858	*
EPIQ Systems Inc.	18,140	227,294
Magma Design Automation Inc.	87,850	399,718	*
Net 1 UEPS Technologies Inc.	44,910	291,915	*
NetScout Systems Inc.	10,700	122,194	*
Progress Software Corp.	73,773	1,294,716	*
Quest Software Inc.	42,750	678,870	*
Smith Micro Software Inc.	62,337	94,752	*
Take-Two Interactive Software Inc.	94,400	1,200,768	*
Telecommunication Systems Inc., Class A Shares	26,507	91,449	*
Verint Systems Inc.	7,800	205,062	*
Websense Inc.	75,100	1,299,230	*

Total Software		8,692,557

TOTAL INFORMATION TECHNOLOGY		37,466,014

MATERIALS - 6.1%
Chemicals - 3.0%
Hawkins Inc.	4,720	150,285
Innophos Holdings Inc.	59,910	2,388,612
Koppers Holdings Inc.	25,123	643,400
Omnova Solutions Inc.	130,962	468,844	*
PolyOne Corp.	101,850	1,090,813
Spartech Corp.	19,900	63,680	*
TPC Group Inc.	14,800	297,184	*
W.R. Grace and Co.	32,850	1,093,905	*
Westlake Chemical Corp.	7,800	267,384

Total Chemicals		6,464,107

Containers & Packaging - 0.4%
Rock-Tenn Co., Class A Shares	17,650	859,202

Metals & Mining - 2.1%
Century Aluminum Co.	36,750	328,545	*
Coeur d’Alene Mines Corp.	55,700	1,194,208	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Metals & Mining - 2.1% (continued)
Handy & Harman Ltd.	11,000	$110,990	*
Hecla Mining Co.	146,700	786,312	*
Jaguar Mining Inc.	81,400	382,580	*
Noranda Aluminium Holding Corp.	54,720	456,912	*
Olympic Steel Inc.	16,100	272,734
Thompson Creek Metals Co. Inc.	65,600	398,192	*
Worthington Industries Inc.	46,000	642,620

Total Metals & Mining		4,573,093

Paper & Forest Products - 0.6%
Buckeye Technologies Inc.	21,400	515,954
Domtar Corp.	5,800	395,386
Neenah Paper Inc.	20,973	297,397

Total Paper & Forest Products		1,208,737

TOTAL MATERIALS		13,105,139

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
General Communication Inc., Class A Shares	11,800	96,760	*
HickoryTech Corp.	2,300	22,126
Vonage Holdings Corp.	314,520	817,752	*

Total Diversified Telecommunication Services		936,638

Wireless Telecommunication Services - 0.3%
USA Mobility Inc.	49,600	654,720

TOTAL TELECOMMUNICATION SERVICES		1,591,358

UTILITIES - 3.6%
Electric Utilities - 1.4%
El Paso Electric Co.	44,250	1,419,982
Portland General Electric Co.	44,900	1,063,681
Unisource Energy Corp.	16,950	611,726

Total Electric Utilities		3,095,389

Gas Utilities - 0.7%
Piedmont Natural Gas Co. Inc.	16,984	490,668
Southwest Gas Corp.	26,200	947,654

Total Gas Utilities		1,438,322

Multi-Utilities - 1.5%
Avista Corp.	57,950	1,382,107
NorthWestern Corp.	55,150	1,761,491

Total Multi-Utilities		3,143,598

TOTAL UTILITIES		7,677,309

TOTAL INVESTMENTS - 99.4% (Cost - $224,896,362#)		213,717,066
Other Assets in Excess of Liabilities - 0.6%		1,363,356

TOTAL NET ASSETS - 100.0%		$215,080,422

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Charles Street Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$213,717,066	—	—	$213,717,066

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian,

Notes to Schedule of Investments (unaudited) (continued)

acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,170,574
Gross unrealized depreciation	(42,349,870)

Net unrealized depreciation	$(11,179,296)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	November 28, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 28, 2011